Other Income and Expense, Net - Schedule of Other Income and Expense, Net (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2021	Dec. 22, 2021		Dec. 31, 2020
Other Income and Expenses [Abstract]
Acquisition expenses	$ 0	$ 4,045		$ 1,254
Transaction expense	0	12,515		0
Loss on debt extinguishment	0	2,031	[1]	0	[1]
Loan prepayment fees	0	1,463
Change in fair value of contingent consideration	0	0		1,055
Change in fair value of TRA	300	0	[1]	0	[1]
Loss on sale of assets	0	307
Other	8	646		1,515
Other expense	308	21,007		3,824
Gain on sale of assets	0	0		(214)
Gain on PPP forgiveness	0	(1,624)		0
Change in fair value of Sponsor Earnout Shares	(3,400)	0
Change in fair value of contingent consideration	(23,860)	(3,550)		0
Fair Value Adjustment of Warrants	(8,200)	0	[1]	0	[1]
Other	0	0		(371)
Other income	(35,460)	(5,174)		(585)
Other (income) and expense, net	$ (35,152)	$ 15,833		$ 3,239

[1]	See accompanying notes to the consolidated financial statements.